OTHER PROVISIONS (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of other provisions [line items]
Current liabilities	[1]	$ 4,794		$ 2,783
Non-current liabilities	[1]	303,495		374,593
Total Liabilities		308,289	[1]	377,376	[1]	$ 425,137		$ 427,419
Tax contingencies [Member]
Disclosure of other provisions [line items]
Current liabilities	[2]	2,982		1,913
Non-current liabilities	[2]	197,038		258,305
Total Liabilities	[2]	200,020		260,218
Civil contingencies [Member]
Disclosure of other provisions [line items]
Current liabilities	[2]	1,207		497
Non-current liabilities	[2]	59,834		62,858
Total Liabilities	[2]	61,041		63,355
Labor contingencies [Member]
Disclosure of other provisions [line items]
Current liabilities	[2]	605		373
Non-current liabilities	[2]	23,244		28,360
Total Liabilities	[2]	23,849		28,733
Other [Member]
Disclosure of other provisions [line items]
Current liabilities	[2]
Non-current liabilities	[2]	13,976		15,187
Total Liabilities	[2]	13,976		15,187
Provision for European Commission Investigation [Member]
Disclosure of other provisions [line items]
Current liabilities	[3]
Non-current liabilities	[3]	9,403		9,883
Total Liabilities		$ 9,403	[3]	$ 9,883	[3]	$ 8,664	[4]	$ 8,966	[4]

[1]	Total other provision at December 31, 2018, and 2017, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.
[2]	Provisions for contingencies: The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage. The civil contingencies correspond to different demands of civil order filed against the Company. The labor contingencies correspond to different demands of labor order filed against the Company. The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
[3]	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.
[4]	European Commission Provision: Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities. With respect to Europe, the General Directorate of Competition imposed fines totaling 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A. For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of 8,220,000 (eight million two hundred and twenty thousand Euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission's Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine of 8.2 million Euros. The procedural stage as of December 31, 2017 is described in Note 31 in section (ii) judgments received by LATAM Airlines Group S.A. and Subsidiaries.